Contingencies (Tables)	6 Months Ended
Jun. 30, 2018
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Summary of Ab Inbev's Material Tax Proceedings Related to Ambev and Its Subsidiaries

As of 30 June 2018, AB InBev’s material tax proceedings related to Ambev and its subsidiaries. Estimates of amounts of possible loss are as follows:

Million US dollar	30 June 2018	31 December 2017
Income tax and social contribution	8 771	9 600
Value-added and excise taxes	5 629	5 987
Other taxes	1 215	1 390

	15 615	16 977